Financial debt - Derivatives (Details)				1 Months Ended	12 Months Ended
	Jan. 04, 2024 € / shares	Nov. 28, 2022 EUR (€) € / shares D shares	Jul. 01, 2022 € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Mar. 28, 2024 shares	Aug. 31, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Subscription price per share							€ 3.18
Finance Contract With European Investment Bank, Second Tranche [Member] | Issuance of warrants
Disclosure of detailed information about borrowings [line items]
Percentage of company's share capital outstanding, issued as warrants	6.00%
Exercise price of warrant	€ 3.95
BSA 2022
Disclosure of detailed information about borrowings [line items]
Number of equity instruments granted					2,266,023
Number of shares per instrument | shares		1.00		1.00	1.20
Subscription premium price per share (€)					€ 0.01
Exercise price (in euros)					€ 4.02
Number of BSA outstanding | shares		2,266,023		2,266,023	2,266,023
Stock price (€)		4.13		4.48	4.10
Maturity (years)		12 years		11 years 10 months 24 days	10 years 10 months 24 days
Volatility		68.00%		68.00%	62.00%
Cap of the put option (m€) | €		25,000.0		25,000.0	25,000.0
Fair value | €		€ 9,469,000		€ 9,876,000	€ 10,266,000
Unit fair value | €		4.18		4.36	4.53
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Subscription price per share			€ 0.01
Percentage of company's share capital outstanding, issued as warrants		5.40%			5.20%
Exercise price of warrant		€ 4.0152
Transaction costs on issue of warrants | €		€ 56,000
Number of shares per instrument | shares			1
Term over which volume weighted average price per share to determine number of warrants to be issued			180 days
Maturity term of warrants			12 years
Warrant agreement with the European Investment Bank | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares					1.20
Warrant agreement with the European Investment Bank | Finance contract with EIB, Tranche A | Issuance of warrants
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares						1.27
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		2,266,023
Percentage of company's share capital outstanding, issued as warrants					5.20%
Exercise price of warrant		€ 4.0152
Maximum potential gross proceeds from exercise of warrants | €		€ 9,100,000
Threshold trading days of warrants | D		90